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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:


/s/ Glenn M. Hofsess     Greenwich, CT   02/13/09
----------------------   -------------   --------
(Name)                   (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      28 items

Form 13F Information Table Value Total: $31,035 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           ITEM 1                  ITEM 2        ITEM 3      ITEM 4       ITEM 5             ITEM 6     ITEM 7        ITEM 8
           ------             ---------------  ---------  ------------  ---------          ----------  --------  ----------------
                                                                                                                 Voting Authority
                                                          Market Value   Shares /          Investment    Other   ----------------
       Name of Issuer          Title of Class    CUSIP     (X $1,000)    Prn Amt.  SH/PRN  Discretion  Managers        Sole
----------------------------  ---------------  ---------  ------------  ---------  ------  ----------  --------  ----------------
ALLIED WRLD ASSUR HLDG L            SHS        G0219G203        392         9,656    SH       SOLE       NONE            9,656
ARCELORMITTAL SA LUXEMBURG    NY REGISTRY SH   03938L104        652        26,500    SH       SOLE       NONE           26,500
ASSURANT INC                        COM        04621X108      2,992        99,744    SH       SOLE       NONE           99,744
DISCOVERY COMMUNICATNS NEW       COM SER A     25470F104        691        48,800    SH       SOLE       NONE           48,800
FIRST HORIZON NATL CORP             COM        320517105      2,684       253,936    SH       SOLE       NONE          253,936
FIRSTFED FINL CORP                  COM        337907109         16         9,086    SH       SOLE       NONE            9,086
FLUOR CORP NEW                      COM        343412102        337         7,500    SH       SOLE       NONE            7,500
FREEPORT-MCMORAN COPPER & GO     PFD CONV      35671D782        489        10,300    SH       SOLE       NONE           10,300
GRACE W R & CO DEL NEW              COM        38388F108      1,324       221,782    SH       SOLE       NONE          221,782
HILLTOP HOLDINGS INC                COM        432748101        902        92,582    SH       SOLE       NONE           92,582
HUMANA INC                          COM        444859102        356         9,562    SH       SOLE       NONE            9,562
HUNTSMAN CORP                       COM        447011107        336        97,800    SH       SOLE       NONE           97,800
ISHARES SILVER TRUST              ISHARES      46428Q109        175        15,600    SH       SOLE       NONE           15,600
NEW YORK CMNTY BANCORP INC          COM        649445103      8,117       678,692    SH       SOLE       NONE          678,692
NEWS CORP                          CL A        65248E104        800        88,020    SH       SOLE       NONE           88,020
NII HLDGS INC                 NOTE 3.125% 6/1  62913FAJ1        109       184,000    SH       SOLE       NONE          184,000
NII HLDGS INC                    CL B NEW      62913F201        845        46,454    SH       SOLE       NONE           46,454
PEABODY ENERGY CORP                 COM        704549104      1,288        56,629    SH       SOLE       NONE           56,629
PRECISION CASTPARTS CORP            COM        740189105      1,246        20,946    SH       SOLE       NONE           20,946
SEACOR HOLDINGS INC                 COM        811904101      1,375        20,624    SH       SOLE       NONE           20,624
SPDR GOLD TRUST                  GOLD SHS      78463V107        467         5,400    SH       SOLE       NONE            5,400
SPIRIT AEROSYSTEMS HLDGS INC     COM CL A      848574109        686        67,437    SH       SOLE       NONE           67,437
TAUBMAN CTRS INC                    COM        876664103         20           773    SH       SOLE       NONE              773
TEEKAY OFFSHORE PARTNERS L P  PARTNERSHIP UN   Y8565J101      1,339       122,870    SH       SOLE       NONE          122,870
TEEKAY SHIPPING CORP                COM        Y8564W103      1,084        55,181    SH       SOLE       NONE           55,181
TW TELECOM INC                      COM        87311L104        991       116,952    SH       SOLE       NONE          116,952
ULTRA PETROLEUM CORP                COM        903914109        971        28,124    SH       SOLE       NONE           28,124
WELLPOINT INC                       COM        94973V107        353         8,382    SH       SOLE       NONE            8,382
                                                             31,035     2,403,332                                    2,403,332